CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical)	203 Months Ended		12 Months Ended		203 Months Ended	206 Months Ended	12 Months Ended		203 Months Ended	206 Months Ended
	Dec. 31, 2013 Series B Preferred Stock [Member]	Dec. 31, 2013 Series A Preferred Stock [Member]	Dec. 31, 2013 Common Stock [Member] Series B Preferred Stock [Member]	Dec. 31, 2012 Common Stock [Member] Series B Preferred Stock [Member]	Dec. 31, 2013 Common Stock [Member] Series B Preferred Stock [Member]	Mar. 31, 2014 Common Stock [Member] Series B Preferred Stock [Member]	Dec. 31, 2013 Common Stock [Member] Series A Preferred Stock [Member]	Dec. 31, 2012 Common Stock [Member] Series A Preferred Stock [Member]	Dec. 31, 2013 Common Stock [Member] Series A Preferred Stock [Member]	Mar. 31, 2014 Common Stock [Member] Series A Preferred Stock [Member]
Preferred Shares converted into Common shares	22,774.45	9,558,112	547,707	388,603	62,912,304		0	30,030	43,728,457
Common shares issued upon conversion						62,912,304				43,728,457
Stock issued in connection with non-registration events	0	553,629